basis of preparation	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
basis of preparation

2.	basis of preparation

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting. They do not include all of the information required for full annual consolidated financial statements and should be read in conjunction with the Company’s audited consolidated financial statements as at December 31, 2025 and for the fiscal year then ended, which have been prepared in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The policies set out below were consistently applied to all periods presented unless otherwise noted below.

These condensed consolidated interim financial statements have been prepared on a historical cost basis except for financial instruments carried at fair value. In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Basis of preparation

These condensed consolidated interim financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation and that are effective on June 30, 2026.

These condensed consolidated interim financial statements include the accounts of the Company and its Canadian subsidiary, Scorpio Gold BC Holding Corp. (formerly “Altus Gold Corp.” “Altus”), and its USA based wholly-owned subsidiaries, Scorpio Gold (US) Corporation (“Scorpio US”) and Goldwedge LLC (“Goldwedge”).

Basis of consolidation

Control exists when the Company has the power over its investees, is exposed or has rights to variable returns from its involvement with the investee; and has the ability to use its power to affect its returns. The financial statements of subsidiaries are included in the condensed consolidated interim financial statements from the date that control commences until the date that control ceases. Profit and loss and each component of other comprehensive income are attributed to the shareholders of the Company and to the non-controlling interest.

All intercompany accounts, revenues and expenses transactions have been eliminated.

All subsidiaries have a reporting date of December 31.

Foreign currency translation

Functional and presentation currency

The condensed consolidated interim financial statements are presented in United States dollar (“$”). The functional currency of the parent company, Scorpio and its Canadian subsidiary, Altus, are measured using the currency of the primary economic environment in which Scorpio and Altus operate (“the functional currency”), which is the Canadian dollar (“C$”). These condensed consolidated interim financial statements have been translated to the US$ in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates. This standard requires that assets and liabilities be translated using the exchange rate at period end, and income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions (i.e. the average rate for the period).

Transactions and balances

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the historical rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.